Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets
Schedule of finite-lived intangible assets

The following table presents the Company’s finite-lived intangible assets as of December 31, 2023:

				Weighted-
	Gross	Accumulated	Net book	average life
	book value	amortization	value	(years)
Customer contracts	$6,300	$(1,292)	$5,008	10
Trademark	5,000	(1,042)	3,958	10
UL Listings	2,700	(469)	2,231	12
Patents	10,060	(5,560)	4,500	Various
Finite-lived intangible assets	$24,060	$(8,363)	$15,697

The following table presents the Company’s finite-lived intangible assets as of December 31, 2022:

				Weighted-
	Gross	Accumulated	Net book	average life
	book value	amortization	value	(years)
Customer contracts	$6,300	$(671)	$5,629	10
Trademark	5,000	(542)	4,458	10
UL Listings	2,700	(244)	2,456	12
Patents	10,060	(1,126)	8,934	Various
Finite-lived intangible assets	$24,060	$(2,583)	$21,477

Schedule of the estimated future amortization expense of finite-lived intangible assets

The following table presents the estimated future amortization of the Company’s finite-lived intangible assets as of December 31, 2023:

2024	$5,823
2025	1,355
2026	1,355
2027	1,355
2028	1,355
Thereafter	4,455
Total	$15,697